SHARE BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2024
SHARE BASED COMPENSATION
Summary of equity incentive plans

	DSU	RSU	FSO
				Weighted
	Outstanding	Outstanding	Outstanding	Average
	DSUs	RSUs	FSOs	Exercise
	(Number of	(Number of	(Number	Price / Share
	of shares)	of shares)	of shares)	CAD
Balance as at January 1, 2023	274,900	738,000	2,118,395	8.23
Granted	24,000	234,375	108,477	7.54
Exercised	(38,334)	(365,043)	(124,000)	4.96
Expired	—	—	(120,000)	5.05
Forfeited / Cancelled	(35,412)	(109,332)	(205,434)	10.00
Balance as at December 31, 2023	225,154	498,000	1,777,438	8.43

Balance as at January 1, 2024	225,154	498,000	1,777,438	8.43
Granted	—	200,000	185,000	6.47
Exercised	(198,481)	(418,000)	(156,107)	3.46
Expired	—	—	(78,400)	4.02
Forfeited / Cancelled	(7)	—	(125,585)	9.53
Balance as at December 31, 2024	26,666	280,000	1,602,346	8.81

Summary of outstanding share options

The following table summarizes information about the outstanding share options as at December 31, 2024:

	Outstanding			Exercisable
		Weighted	Weighted		Weighted
		Average	Average		Average
	FSOs	Remaining	Exercise	FSOs	Exercise
Range of exercise	(Number	Contractual	Price / Share	(Number	Price / Share
prices (CAD)	of shares)	Life (Years)	CAD	of shares)	CAD
2.30 - 5.00	40,000	5	3.49	20,000	2.30
5.01 - 8.62	1,131,081	3	7.72	928,552	7.79
8.63 - 33.30	431,265	6	12.18	431,254	12.18
	1,602,346	4	8.81	1,379,806	9.08

10	SHARE BASED COMPENSATION (CONTINUED)

The following table summarizes information about the outstanding share options as at December 31, 2023:

	Outstanding			Exercisable
		Weighted	Weighted		Weighted
		Average	Average		Average
	FSOs	Remaining	Exercise	FSOs	Exercise
Range of exercise	(Number	Contractual	Price / Share	(Number	Price / Share
prices (CAD)	of shares)	Life (Years)	CAD	of shares)	CAD
2.30 - 5.00	198,200	1	3.23	198,200	3.23
5.01 - 8.62	1,118,018	4	7.76	938,491	7.90
8.63 - 33.30	461,220	7	12.28	374,842	12.39
	1,777,438	4	8.43	1,511,533	8.40

Summary of inputs and assumptions used for measuring fair value

	2024	2023
Expected dividend yield (%)	0.00	0.00
Expected share price volatility (%)	64.1 - 64.3	64.3-64.5
Risk-free interest rate (%)	4.1 - 4.3	2.9 - 4.4
Expected life of options (years)	5.0	5.0
Share price (CAD)	4.61 - 7.93	7.55-7.56
Forfeiture rate (%)	0.00	0.00